Schedule of Bdcri Loan (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
2024	$ 7,669,000	$ 486,000
2025		7,556,000
2026
Total	$ 8,155,000	8,042,000
Beeline Financial Holdings Inc [Member]
2024		100,000
2025		100,000
2026		100,000
Total		$ 300,000